Customer and commercial financing (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of customer and commercial financing maturities

	12.31.2021	12.31.2020
Aircraft (i)	7.9	9.2
Spare parts (ii)	29.8	39.8

	37.7	49.0
Expected credit losses	(5.7)	(19.1)

	32.0	29.9
Current portion	9.6	8.5
Non-current portion	22.4	21.4

Summary of Changes in Expected Credit Loss Customer and Commercial Financing
The changes in ECL provision during the periods is presented below:

	12.31.2021	12.31.2020
Beginning balance	(19.1)	—
(Additions)/Reversal	13.4	8.1
Reclassifications	—	(27.2)

Ending balance	(5.7)	(19.1)

Summary of Longterm Customer Financing Maturities	As of December 31, 2021, the maturity schedules of the long-term customer financing are:

Year
2023	17.7
2024	1.5
2025	1.6
Thereafter 2025	1.6

22.4